Schedule of investments
Delaware Ivy VIP Pathfinder Aggressive
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.91%
Global / International Equity Funds — 30.00%
Delaware Ivy VIP International Core EquityClass II	713,956	$10,894,969
Delaware VIP Global Value EquityClass II	1,174,469	5,707,919
		16,602,888
Taxable Fixed Income Funds — 14.77%
Delaware Ivy VIP Corporate BondClass II	1,085,208	5,013,662
Delaware Ivy VIP High IncomeClass I	46,907	136,498
Delaware Ivy VIP Limited-Term BondClass II	650,277	3,023,790
		8,173,950
US Equity Funds — 55.14%
Delaware Ivy VIP Core EquityClass II	665,000	8,119,650
Delaware Ivy VIP GrowthClass II	963,683	8,663,510
Delaware Ivy VIP Mid Cap GrowthClass I	318,832	3,398,748
Delaware Ivy VIP Small Cap GrowthClass I	98,067	648,226
Delaware Ivy VIP Smid Cap CoreClass II	165,173	1,894,531
Delaware Ivy VIP ValueClass II	1,386,762	7,793,602
		30,518,267
Total Affiliated Mutual Funds (cost $68,777,772)		55,295,105

	Number of shares	Value (US $)

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	34,062	$ 34,062
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	34,061	34,061
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	34,062	34,062
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	34,062	34,062
Total Short-Term Investments (cost $136,247)		136,247

Total Value of Securities—100.16% (cost $68,914,019)		55,431,352
Liabilities Net of Receivables and Other Assets—(0.16%)		(86,126)
Net Assets Applicable to 12,770,826 Shares Outstanding—100.00%		$55,345,226
NQ-IV045 [3/23] 5/23 (2912885)    1